Income Taxes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 16, 2007	Mar. 21, 2018	Dec. 31, 2020	Dec. 31, 2019
Profits tax rates, description		The Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.
Statutory income tax rate			25.00%	25.00%
Preferential income tax rate			0.00%
Favorable tax rate			0.00%
Favorable tax rate amount			$ 6,360	$ 6,808
Favorable income tax rate per share			$ 0.12	$ 0.17
Withholding income tax, percent			10.00%
Income tax exempted, description			Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom are subject to a preferential income tax rate of 0% for a period from 2017 to 2020, and Horgos Technology is eligible to be exempted from income tax from 2020 to 2024, as they are all incorporated in the Horgos Economic District, Xinjiang province.
Glory Star Beijing [Member]
Statutory income tax rate	25.00%
Preferential income tax rate			10.00%	10.00%
Leshare Beijing [Member]
Preferential income tax rate			15.00%	15.00%
Favorable tax rate			15.00%